Annual Total Returns- Vanguard Materials Index Fund (Admiral) [BarChart] - Admiral - Vanguard Materials Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.47%)	17.29%	24.94%	5.93%	(10.15%)	21.41%	23.68%	(17.37%)	23.58%	19.44%